EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ (17,199,681)	$ 123,012,973	$ 22,413,578	$ (71,591,031)
Basic weighted average number of common shares outstanding (in shares)	191,791,723	189,007,819	190,605,623	152,985,749
Basic earnings (loss) per share (in dollars per share)	$ (0.09)	$ 0.65	$ 0.12	$ (0.47)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	15,702,038	7,331,235	0
Diluted weighted average number of common shares outstanding (in shares)	191,791,723	204,709,857	197,936,858	152,985,749
Diluted earnings (loss) per share (in dollars per share)	$ (0.09)	$ 0.60	$ 0.11	$ (0.47)